Document and Entity Information	Nov. 17, 2022
Cover [Abstract]
Entity Registrant Name	DUCOMMUN INC /DE/
Amendment Flag	false
Entity Central Index Key	0000030305
Document Type	8-K
Document Period End Date	Nov. 17, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-08174
Entity Tax Identification Number	95-0693330
Entity Address, Address Line One	200 Sandpointe Avenue
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92707-5759
City Area Code	(657)
Local Phone Number	335-3665
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	DCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false